Additional analysis of debt securities (Tables)	12 Months Ended
Dec. 31, 2020
Debt securities | US
Financial investments
Schedule of analysis of securities

	31 Dec 2020 $m	31 Dec 2019 $m
Available-for-sale	34,650	57,091
Fair value through profit and loss	1,383	1,437
Total US debt securities	36,033	58,528

Debt securities | US insurance operations
Financial investments
Schedule of movements in unrealised gains and losses on available-for-sale securities

		Changes in unrealised appreciation
		(depreciation) reflected in other
		comprehensive income
		Gains recycled to
		income statement	Unrealised
		on transfer of debt	gains (losses)
		securities to	arising in
	31 Dec 2020 $m	Athene	the year	31 Dec 2019 $m
		note D1.1
Assets fair valued at below book value
Book value	5,111			3,121
Unrealised loss	(144)		(117)	(27)
Fair value (as included in statement of financial position)	4,967			3,094
Assets fair valued at or above book value
Book value	26,143			50,474
Unrealised gain	3,540	(2,817)	2,834	3,523
Fair value (as included in statement of financial position)	29,683			53,997
Total
Book value	31,254			53,595
Net unrealised gain (loss)	3,396	(2,817)	2,717	3,496
Fair value (as included in the statement of financial position)	34,650			57,091

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)Fair value as a percentage of book value

The following table shows the fair value of the Jackson available-for-sale debt securities in a gross unrealised loss position for various percentages of book value:

	31 Dec 2020 $m		31 Dec 2019 $m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	4,902	(128)	3,083	(25)
Between 80% and 90%	13	(2)	11	(2)
Below 80%	52	(14)	—	—
Total	4,967	(144)	3,094	(27)

(ii)Unrealised losses by maturity of security

	31 Dec 2020 $m	31 Dec 2019 $m
1 year to 5 years	(12)	(1)
5 years to 10 years	(15)	(12)
More than 10 years	(115)	(7)
Mortgage-backed and other debt securities	(2)	(7)
Total	(144)	(27)

(iii)Age analysis of unrealised losses for the years indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	31 Dec 2020 $m			31 Dec 2019 $m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade*	Total	grade	grade*	Total
Less than 6 months	(15)	(118)	(133)	(1)	(20)	(21)
6 months to 1 year	(4)	(7)	(11)	(1)	(1)	(2)
1 year to 2 years	—	—	—	—	(1)	(1)
2 years to 3 years	—	—	—	—	(1)	(1)
More than 3 years	—	—	—	—	(2)	(2)
Total	(19)	(125)	(144)	(2)	(25)	(27)

*For Standard & Poor’s, Moody’s and Fitch rated debt securities, those with ratings range from AAA to BBB- are designated as investment grade. For NAIC rated debt securities, those with ratings 1 or 2 are designated as investment grade.

Further, the following table shows the age analysis of the securities at 31 December 2020 whose fair values were below 80 per cent of the book value by reference to the length of time the securities have been in an unrealised loss position (31 December 2019: nil):

	31 Dec 2020 $m
	Fair	Unrealised
Age analysis	value	loss
Less than 3 months	—	—
3 months to 6 months	51	(14)
More than 6 months	1	–
Total below 80%	52	(14)

Consolidated investment funds
Financial investments
Schedule of analysis of securities

	31 Dec 2020 $m			31 Dec 2019 $m
	Asia	US	Total	Total
Debt securities held by consolidated investment funds	15,928	1,145	17,073	22,113

Corporate bonds | US insurance operations
Financial investments
Schedule of analysis of securities

	31 Dec 2020 $m	31 Dec 2019 $m
Publicly traded and SEC Rule 144A securities*	17,870	34,781
Non-SEC Rule 144A securities	8,684	9,842
Total US corporate bonds	26,554	44,623

*A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

Asset-backed securities
Financial investments
Schedule of analysis of securities

	31 Dec 2020 $m	31 Dec 2019 $m
RMBS
Sub-prime (31 Dec 2020: 1% AAA)	29	93
Alt-A (31 Dec 2020: 30% AAA, 41% A)	12	116
Prime including agency (31 Dec 2020: 90% AAA, 1% AA, 5% A)	224	862
CMBS (31 Dec 2020: 87% AAA, 5% AA, 4% A)	1,588	3,080
CDO funds (31 Dec 2020: 78% AAA, 8% AA, 14% A), $nil exposure to sub-prime	524	696
Other ABS (31 Dec 2020: 14% AAA, 6% AA, 68% A), $27 million exposure to sub-prime	856	1,168
Total US asset-backed securities	3,233	6,015

Bank debt securities
Financial investments
Schedule of analysis of securities

	31 Dec 2020 $m					31 Dec 2019 $m
	Senior debt	Subordinated debt			Group	Group
Shareholder-backed business	Total	Tier 1	Tier 2	Total	total	total
Asia	902	175	242	417	1,319	993
Eurozone	223	4	12	16	239	337
United Kingdom	360	6	79	85	445	723
United States	1,464	7	81	88	1,552	3,134
Other	189	2	41	43	232	647
Total	3,138	194	455	649	3,787	5,834

With-profits funds
Asia	402	557	437	994	1,396	1,130
Eurozone	41	21	10	31	72	131
United Kingdom	198	11	106	117	315	155
United States	1,028	14	82	96	1,124	34
Other	186	8	204	212	398	284
Total	1,855	611	839	1,450	3,305	1,734